Consolidated Statements of Changes in Stockholders' Equity - 6 months ended Jun. 30, 2017 - USD ($) $ in Thousands		Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2016		$ 11,075	$ 34	$ 75,446	$ (85)	$ (64,320)
Balance (in shares) at Dec. 31, 2016			12,149,226
Stock based compensation		709	$ 0	709	0	0
Issuance of Ordinary Shares	[1]	247	$ 0	247	0	0
Issuance of Ordinary Shares (in shares)	[1]		69,960
Unrealized gain from marketable securities		65	$ 0	0	65	0
Net loss		(5,854)	0	0	0	(5,854)
Balance at Jun. 30, 2017		$ 6,242	$ 34	$ 76,402	$ (20)	$ (70,174)
Balance (in shares) at Jun. 30, 2017			12,219,186

[1]	See note 3.3 and 3.4